UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella                 Greenwich, CT             August 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $757,968
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE


                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2004



                                                                                                    Voting Authority
                                                                                                 --------------------------
                              Title                        Value     Shares/   Invstmt   Other
Name of Issuer                of class       CUSIP        (x$1000)   Prn Amt   Dscretn   Managers  Sole       Shared   None
--------------                --------       -----        --------   -------   -------  ---------  ----       ------   ----
AP Pharma, Inc.               Common Stock   00202j104        $122      36,500 Sole                                      36,500
Accredo Health Inc.           Common Stock   00437V104     $12,907     331,364 Sole                  150,500            180,864
Adesa Inc.                    Common Stock   00686U104      $1,601      66,600 Sole                                      66,600
Advanced Marketing            Common Stock   00753T105      $3,936     304,874 Sole                  165,100            139,774
Affiliated Managers Grp       Common Stock   008252108     $20,879     414,510 Sole                  176,210            238,300
Analogic Corp                 Common Stock   032657207      $4,816     113,500 Sole                   60,900             52,600
Arch Coal Inc.                Common Stock   039380100      $5,086     139,000 Sole                   58,400             80,600
Banta Corp.                   Common Stock   066821109     $16,530     372,214 Sole                  160,250            211,964
Black & Decker                Common Stock   091797100      $3,082      49,600 Sole                      300             49,300
Catalina Marketing            Common Stock   148867104     $10,015     547,562 Sole                  291,600            255,962
Century Business Srvcs        Common Stock   156490104     $15,240   3,495,419 Sole                1,522,300          1,973,119
Chesapeake Energy             Common Stock   165167107      $1,861     126,400 Sole                      900            125,500
Collagenex Pharma             Common Stock   19419B100      $5,895     627,170 Sole                  356,400            270,770
Compass Minerals Int'l.       Common Stock   20451N101      $6,577     339,350 Sole                  178,100            161,250
Comstock Resources Inc.       Common Stock   205768203      $3,597     184,845 Sole                  110,000             74,845
Crescent Real Estate          Common Stock   225756105     $16,164   1,002,746 Sole                  425,400            577,346
Dade Behring Holding          Common Stock   23342J206     $12,643     266,060 Sole                  111,400            154,660
Decode Genetics Inc.          Common Stock   243586104      $3,683     433,268 Sole                  230,400            202,868
Del Monte Foods               Common Stock   24522P103     $20,621   2,029,636 Sole                  880,000          1,149,636
EDO Corp.                     Common Stock   281347104     $24,827   1,029,332 Sole                  467,400            561,932
El Paso Electric              Common Stock   283677854     $15,188     983,671 Sole                  443,920            539,751
Electro Rent Corp.            Common Stock   285218103      $5,023     479,754 Sole                  252,419            227,335
FCLT Loans Asset Corp.        Common Stock   301990719        $407     582,062 Sole                  270,092            311,970
Fuel Tech NV                  Common Stock   359523107      $2,491     488,462 Sole                  251,300            237,162
HB Fuller Co.                 Common Stock   359694106     $18,466     650,201 Sole                  287,400            362,801
Handleman Co.                 Common Stock   410252100      $9,288     401,057 Sole                  217,200            183,857
Headwaters Inc.               Common Stock   42210P102     $17,808     686,768 Sole                  308,800            377,968
Hewitt Associates             Common Stock   42822Q100      $4,104     149,230 Sole                      430            148,800
Hilb Rogal & Hobbs Co.        Common Stock   431294107     $20,768     582,050 Sole                  261,500            320,550
Hollinger Int'l               Common Stock   435569108     $22,874   1,362,340 Sole                  609,510            752,830
InfoUSA                       Common Stock   456818301     $11,712   1,155,020 Sole                  495,500            659,520
Interactive Data Corp.        Common Stock   45840j107     $26,509   1,521,738 Sole                  641,950            879,788
Intergraph Corp.              Common Stock   458683109     $34,799   1,345,676 Sole                  561,776            783,900
Internet Security Systems     Common Stock   46060X107     $15,916   1,037,532 Sole                  447,100            590,432
Lab Corp of America           Common Stock   50540R409      $1,552      39,100 Sole                      200             38,900
Lincoln Electric              Common Stock   533900106     $22,968     673,758 Sole                  307,900            365,858
Lipman Electronic             Common Stock   M6772H101     $10,969     212,580 Sole                  111,700            100,880
MDC Partners Inc-A            Common Stock   552697104     $27,871   2,324,497 Sole                  979,500          1,344,997
Manitoba Telecom CLB          Common Stock   563486307      $2,537      74,299 Sole                   32,822             41,477
Matrix Service Co.            Common Stock   576853105     $13,870   1,515,863 Sole                  647,300            868,563
NVR Inc.                      Common Stock   62944T105      $2,675       5,525 Sole                       25              5,500
Nelnet                        Common Stock   64031N108      $8,916     502,285 Sole                  248,300            253,985
Oxford Health Plans           Common Stock   691471106     $13,959     253,611 Sole                  118,470            135,141
Penn Virginia Corp            Common Stock   707882106      $3,384      93,700 Sole                   49,300             44,400
Penn Virginia Resource        Common Stock   707884102      $1,889      52,836 Sole                   31,000             21,836
Pico US                       Common Stock   693366205        $396      21,000 Sole                                      21,000
Polymedica Corp.              Common Stock   731738100     $23,481     756,485 Sole                  336,700            419,785
Providence Corp.              Common Stock   743815102      $7,171     381,634 Sole                  176,700            204,934
Providian Financial           Common Stock   74406a102      $3,775     257,300 Sole                    1,400            255,900
Puma AG                       Common Stock   745878207      $4,879      18,840 Sole                    6,090             12,750
Pure Cycle Corp.              Common Stock   746228303        $229      25,000 Sole                                      25,000
RH Donnelley Corp.            Common Stock   74955W307     $24,813     567,275 Sole                  253,490            313,785
RR Donnelley & Sons           Common Stock   257867101      $3,188      96,561 Sole                      504             96,057
Silgan Holdings Inc.          Common Stock   827048109     $11,111     275,639 Sole                  147,300            128,339
Speedway Motorsports          Common Stock   847788106     $31,036     928,107 Sole                  404,750            523,357
Stage Stores Inc.             Common Stock   85254C305     $24,042     638,395 Sole                  289,300            349,095
Storage Technology            Common Stock   862111200     $30,673   1,057,694 Sole                  459,840            597,854
Technitrol Inc.               Common Stock   878555101     $16,821     768,101 Sole                  356,400            411,701
Triarc Co. Inc. CL A          Common Stock   895927101     $27,086   2,622,078 Sole                1,168,710          1,453,368
Trizec Properties Inc.        Common Stock   89687P107     $17,706   1,088,960 Sole                  478,940            610,020
United Defense Ind.           Common Stock   91018B104     $17,066     487,603 Sole                  226,505            261,098
Velcro Industries             Common Stock   922571104      $2,688     233,561 Sole                  135,100             98,461
Wellsford Real Prpts.         Common Stock   950240200      $4,785     307,686 Sole                  162,900            144,786
Ishares R2000 Value                          464287630        $997       5,787 Sole                    2,487              3,300
REPORT SUMMARY                                     Total: $757,968



01269.0001 #505683